Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 061
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to use a fair value hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:
Level 1 – Quoted prices in active markets for identical assets or liabilities. The Master Trust's Level 1 investments primarily include registered investment companies (mutual funds), self-directed brokerage accounts and common stocks.
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. The Master Trust's Level 2 investments primarily include investments in certain fixed income investments such as government and agency obligations, corporate obligations and mortgage and asset-backed securities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation. The Master Trust did not hold any Level 3 investments at December 31, 2025 and 2024.
If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. There have been no changes in the valuation methodologies used at December 31, 2025 and 2024.
Within the Plan and Master Trust, investments are recorded at fair value as follows:
Registered Investment Companies (Mutual Funds)
Registered investment companies (mutual funds) are valued at their respective net asset values. The net asset values are typically determined by the fund at the close of regular trading. Investments in registered investment companies (mutual funds) generally may be redeemed daily.
Common/Collective Trusts
The common/collective trusts are valued at their respective net asset values, as a practical expedient for fair value. The fair value of investments in the common/collective trusts are determined by their trustee. The Master Trust's investments in common/collective trusts generally may be redeemed daily.
Fixed Income Securities
Fixed income securities, including U.S. government and agency obligations, corporate obligations and mortgage and asset-backed securities, are generally valued on the basis of valuations furnished by a pricing service approved by the custodian or at fair value as determined in good faith by the custodian and the Companies. The custodian has the discretionary authority to hire a pricing service to determine valuations using methods based on current market transactions, prices for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Self-Directed Brokerage Accounts
Self-directed brokerage accounts are comprised of mutual funds, which are valued at the net asset value reported by the managers of the funds, typically determined at the close of regular trading.
Equity Securities / Common Stocks
Common stocks, for which market quotations are readily available, are generally valued at the last reported sales price on their principal exchange on the valuation date, or official close price for certain markets. If no sales are reported for that day, these investments are valued at the more recent of (i) the last published sale price or (ii) the mean between the last reported bid and asked prices for long positions, or at fair value as determined in good faith by the Trustee and the Companies.
Investments Measured at Fair Value

Investments at fair value as of December 31, 2025 are summarized below:

	December 31, 2025
	Fair Value Measurements Using
(in thousands)	Quoted Prices			Total
	In Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Interest bearing cash	$73	$—	$—	$73
Total assets	$73	$—	$—	$73

Investments in the Master Trust

Registered investment companies	$97,747	$—	$—	$97,747
Equity securities	2,307,397	—	—	2,307,397
Fixed income securities	—	406,994	—	406,994
Self-directed brokerage accounts	459,800	—	—	459,800
Merck common stock	907,977	—	—	907,977

Investments measured within the fair value hierarchy	$3,772,921	$406,994	$—	$4,179,915

Common/collective trusts measured at NAV practical expedient (1)				$12,677,091

Master trust investments at fair value				$16,857,006

(1) Certain investments that were measured at net asset value (NAV) per share or its equivalent have not been classified in the fair value hierarchy. The fair value amounts presented in this table also do not include the Master Trust's accrued interest and dividends or other net assets.

The Plan's interests within the Master Trust as specifically identified in Note 6 are leveled in the same manner as the Master Trust investment categories presented above.
Investments Measured at Fair Value

Investments at fair value as of December 31, 2024 are summarized below:

	December 31, 2024
	Fair Value Measurements Using
(in thousands)	Quoted Prices			Total
	In Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Interest bearing cash	$43	$—	$—	$43
Total assets	$43	$—	$—	$43

Investments in the Master Trust

Registered investment companies	$500,106	$—	$—	$500,106
Equity securities	2,244,340	—	—	2,244,340
Fixed income securities	—	386,182	—	386,182
Self-directed brokerage accounts	368,784	—	—	368,784
Merck common stock	1,026,831	—	—	1,026,831

Investments measured within the fair value hierarchy	$4,140,061	$386,182	$—	$4,526,243

Common/collective trusts measured at NAV practical expedient (1)				$11,107,463

Master trust investments at fair value				$15,633,706

(1) Certain investments that were measured at net asset value (NAV) per share or its equivalent have not been classified in the fair value hierarchy. The fair value amounts presented in this table also do not include the Master Trust's accrued interest and dividends or other net assets.

The Plan's interests within the Master Trust as specifically identified in Note 6 are leveled in the same manner as the Master Trust investment categories presented above.